MFS(R) MANAGED SECTORS FUND                       MFS(R) GOVERNMENT MORTGAGE FUND
MFS(R) CASH RESERVE FUND                          MFS(R) INTERNATIONAL GROWTH FUND
MFS(R) CORE GROWTH FUND                           MFS(R) INTERNATIONAL GROWTH AND INCOME FUND
MFS(R) GLOBAL ASSET ALLOCATION FUND               MFS(R) EMERGING MARKETS EQUITY FUND
MFS(R) NEW DISCOVERY FUND                         MFS(R) UNION STANDARD(R) EQUITY FUND
MFS(R) RESEARCH GROWTH AND INCOME FUND            MFS(R) GROWTH OPPORTUNITIES FUND
MFS(R) EQUITY INCOME FUND                         MFS(R) GOVERNMENT SECURITIES FUND
MFS(R) RESEARCH INTERNATIONAL FUND                MASSACHUSETTS INVESTORS GROWTH STOCK FUND
MFS(R) STRATEGIC GROWTH FUND                      MFS(R) GOVERNMENT LIMITED MATURITY FUND
MFS(R) EMERGING GROWTH FUND                       MASSACHUSETTS INVESTORS TRUST
MFS(R) LARGE CAP GROWTH FUND                      MFS(R) ALABAMA MUNICIPAL BOND FUND
MFS(R) INTERMEDIATE INCOME FUND                   MFS(R) ARKANSAS MUNICIPAL BOND FUND
MFS(R) CHARTER INCOME FUND                        MFS(R) CALIFORNIA MUNICIPAL BOND FUND
MFS(R) HIGH INCOME FUND                           MFS(R) FLORIDA MUNICIPAL BOND FUND
MFS(R) MUNICIPAL HIGH INCOME FUND                 MFS(R) GEORGIA MUNICIPAL BOND FUND
MFS(R) HIGH YIELD OPPORTUNITIES FUND              MFS(R) MARYLAND MUNICIPAL BOND FUND
MFS(R) MONEY MARKET FUND                          MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
MFS(R) GOVERNMENT MONEY MARKET FUND               MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
MFS(R) MUNICIPAL BOND FUND                        MFS(R) NEW YORK MUNICIPAL BOND FUND
MFS(R) MID CAP GROWTH FUND                        MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
MFS(R) TOTAL RETURN FUND                          MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
MFS(R) RESEARCH FUND                              MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
MFS(R) GLOBAL TOTAL RETURN FUND                   MFS(R) TENNESSEE MUNICIPAL BOND FUND
MFS(R) UTILITIES FUND                             MFS(R) VIRGINIA MUNICIPAL BOND FUND
MFS(R) GLOBAL EQUITY FUND                         MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
MFS(R) GLOBAL GOVERNMENTS FUND                    MFS(R) MUNICIPAL INCOME FUND
MFS(R) CAPITAL OPPORTUNITIES FUND                 MFS(R) LIMITED MATURITY FUND
MFS(R) STRATEGIC INCOME FUND                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
MFS(R) GLOBAL GROWTH FUND                         MFS(R) TECHNOLOGY FUND
MFS(R) BOND FUND                                  MFS(R) MID CAP VALUE FUND
MFS(R) INTERNATIONAL OPPORTUNITIES FUND           MFS(R) LARGE CAP VALUE FUND
MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND        MFS(R) HIGH QUALITY BOND FUND
MFS(R) INTERNATIONAL VALUE FUND                   MFS(R) STRATEGIC VALUE FUND
MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND    MFS(R) EMERGING MARKETS DEBT FUND
MFS(R) RESEARCH BOND FUND                         MFS(R) INCOME FUND
MFS(R) NEW YORK HIGH INCOME TAX FREE FUND         MFS(R) EUROPEAN EQUITY FUND
MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND    MFS(R) HIGH YIELD FUND
VERTEX CONTRARIAN FUND                            MFS(R) CONCENTRATED GROWTH FUND
VERTEX ALL CAP FUND

    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") PART II

Effective April 1, 2000, the SAI Part II, Section III "Distribution Plan", under the heading "Class A Shares", is hereby restated to insert the following disclosure between the second and third paragraphs:

      In the case of a retirement plan (or multiple plans maintained by the same plan sponsor) which has established accounts with MFSC, on or after April 1, 2000 and is, at that time, a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates pursuant to which such services are provided with respect to at least $10 million in plan assets, MFD may retain the service fee paid by the fund with respect to shares purchased by such plan for the first year after purchase. Dealers will become eligible to receive the ongoing applicable service fee with respect to such shares commencing in the 13th month following purchase.

                  THE DATE OF THIS SUPPLEMENT IS APRIL 10, 2000